TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Summary of of detailed information about movement in direct and assumed insurance claim reserves (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	S/ 8,452,671
Ending balance	9,950,233	S/ 8,452,671
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	7,062,380
Ending balance	8,457,046	7,062,380
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	1,156,368
Ending balance	1,241,717	1,156,368
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	233,923
Ending balance	251,470	233,923
Direct and assumed claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	1,366,670	1,180,852
Gross claims	1,875,852	1,607,604
Payments	(1,654,407)	(1,445,671)
Exchange difference	(11,887)	23,885
Ending balance	1,576,228	1,366,670
Direct and assumed claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	732,868	626,871
Gross claims	1,001,671	737,982
Payments	(822,644)	(635,345)
Exchange difference	(3,533)	3,360
Ending balance	908,362	732,868
Direct and assumed claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	562,430	484,608
Gross claims	547,201	562,440
Payments	(510,678)	(505,069)
Exchange difference	(8,365)	20,451
Ending balance	590,588	562,430
Direct and assumed claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	71,372	69,373
Gross claims	326,980	307,182
Payments	(321,085)	(305,257)
Exchange difference	11	74
Ending balance	S/ 77,278	S/ 71,372